Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 14, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO V. James Vena (a)	Compensation Actually Paid to PEO V. James Vena (a)(c)	Summary Compensation Table Total for PEO Lance M. Fritz (a)	Compensation Actually Paid to PEO Lance M. Fritz (a)(c)	Average Summary Compensation Table Total for Non-PEO NEOs (a)	Average Compensation Actually Paid to Non-PEO NEOs (a)(c)	Value of Initial Fixed $100 Investment Based On:		Net Income In Millions	CSM: Operating Income In Millions
							Company TSR	Peer Group TSR (b)
2025	$20,296,362	$16,803,878	$–	$–	$5,319,046	$4,936,417	$124	$149	$7,138	$9,846
2024	17,644,763	12,782,098	–	–	4,879,690	3,865,271	120	134	6,747	9,713
2023	2,017,348	2,017,348	15,552,576	13,105,795	3,639,648	3,680,741	126	132	6,379	9,082
2022	–	–	14,326,072	5,546,491	2,690,886	2,533,173	104	110	6,998	9,917
2021	–	–	14,523,819	23,246,960	3,188,100	4,326,065	123	133	6,523	9,338

Company Selected Measure Name			Operating Income
Named Executive Officers, Footnote			Mr. Fritz, in his capacity as Chief Executive Officer, served as our principal executive officer (PEO) for 2021 and 2022 and until August 14, 2023, when Mr. Vena became the CEO. The Other NEOs represent the following individuals for each of the years shown: Ms. Hamann, Mr. Gehringer, Mr. Rocker, Mr. Jalali, and Ms. Whited for 2025 and Ms. Hamann, Ms. Whited, Mr. Rocker, and Mr. Gehringer for 2024, 2023, 2022 and 2021.
Peer Group Issuers, Footnote			The peer group index is the Dow Jones Transportation Index, which is included in Item 5 of the Company’s Form 10-K for the year ended December 31, 2025.
Adjustment To PEO Compensation, Footnote	CAP is defined by the SEC to include not only actual take-home pay for the reported year, but also (i) the year-end value of equity awards granted during the reported year and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date such awards vested or were forfeited, or through the end of the reported fiscal year. To calculate CAP, the following amounts were deducted from and added to the applicable executives’ “total compensation” as reported in the Summary Compensation Table (SCT). No adjustments were made to Mr. Vena’s 2023 total compensation for purposes of calculating his 2023 CAP.
PEO V. James Vena SCT Total to CAP Reconciliation:

Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards (i)	Equity Award Adjustments (ii)	Reported Change in the Actuarial Present Value of Pension Benefits (iii)	Pension Benefit Adjustments (iv)	Compensation Actually Paid to PEO
2025	$20,296,362	$(15,000,133)	$11,507,649	$–	$–	$16,803,878
2024	17,644,763	(12,000,196)	7,137,531	–	–	12,782,098
2023	2,017,348	–	–	–	–	2,017,348
PEO Lance M. Fritz SCT Total to CAP Reconciliation:

Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards (i)	Equity Award Adjustments (ii)	Reported Change in the Actuarial Present Value of Pension Benefits (iii)	Pension Benefit Adjustments (iv)	Compensation Actually Paid to PEO
2023	$15,552,576	$(12,000,274)	$10,562,712	$(1,500,939)	$491,720	$13,105,795
2022	14,326,072	(12,000,163)	2,504,547	–	716,035	5,546,491
2021	14,523,819	(10,500,166)	18,510,398	(47,311)	760,220	23,246,960
(i)    The amounts included in this column are the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the SCT for each applicable year.
(ii)    The equity award adjustments for each applicable year reflect the year-over-year change in the fair value of equity awards as itemized in the tables below.
PEO V. James Vena Equity Award Adjustments Reconciliation:

Year	Fair Value as of Year-End of Equity Awards Granted during the Year	Fair Value as of Vest Date of Equity Awards Granted and Vested during the Year	Increase (Decrease) from Prior Year-End to Vest Date in Fair Value of Awards That Vested During the Year	Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Total Equity Award Adjustments
2025	$10,960,094	$–	$172,348	$375,207	$11,507,649
2024	7,137,531	–	–	–	7,137,531
2023	–	–	–	–	–
PEO Lance M. Fritz Equity Award Adjustments Reconciliation:

Year	Fair Value as of Year-End of Equity Awards Granted during the Year	Fair Value as of Vest Date of Equity Awards Granted and Vested during the Year	Increase (Decrease) from Prior Year-End to Vest Date in Fair Value of Awards That Vested During the Year	Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Awards Forfeited During the Year	Total Equity Award Adjustments
2023	$11,353,821	$–	$350,903	$3,250,480	$(4,392,492)	$10,562,712
2022	8,228,329	–	(1,183,911)	(4,539,871)	–	2,504,547
2021	12,578,359	–	(1,151,373)	7,083,412	–	18,510,398
(iii)The amounts included in this column are the change in the present actuarial value of the executives’ accumulated benefit under the Company’s pension plan as reported in “Change in Pension and Nonqualified Deferred Compensation Earnings” column of the SCT for each applicable year.
			(iv)The total pension benefit adjustments for each applicable year include the actuarially determined service cost for services rendered during the applicable year (the “service cost”).
Non-PEO NEO Average Total Compensation Amount			$ 5,319,046	$ 4,879,690	$ 3,639,648	$ 2,690,886	$ 3,188,100
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,936,417	3,865,271	3,680,741	2,533,173	4,326,065
Adjustment to Non-PEO NEO Compensation Footnote	CAP is defined by the SEC to include not only actual take-home pay for the reported year, but also (i) the year-end value of equity awards granted during the reported year and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date such awards vested or were forfeited, or through the end of the reported fiscal year. To calculate CAP, the following amounts were deducted from and added to the applicable executives’ “total compensation” as reported in the Summary Compensation Table (SCT). No adjustments were made to Mr. Vena’s 2023 total compensation for purposes of calculating his 2023 CAP.
Average Non-PEO NEOs SCT Total to CAP Reconciliation:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (i)	Equity Award Adjustments (ii)	Average Reported Change in the Actuarial Present Value of Pension Benefits (iii)	Pension Benefit Adjustments (iv)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$5,319,046	$(2,750,056)	$2,637,236	$(967,833)	$698,024	$4,936,417
2024	4,879,690	(2,812,707)	1,639,815	(7,237)	165,710	3,865,271
2023	3,639,648	(2,025,201)	2,413,150	(682,484)	335,628	3,680,741
2022	2,690,886	(1,812,770)	594,285	–	1,060,772	2,533,173
2021	3,188,100	(1,475,163)	2,409,395	(367,668)	571,401	4,326,065
(i)    The amounts included in this column are the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the SCT for each applicable year.
(ii)    The equity award adjustments for each applicable year reflect the year-over-year change in the fair value of equity awards as itemized in the tables below.
Average Non-PEO NEOs Equity Award Adjustments Reconciliation:

Year	Fair Value as of Year-End of Equity Awards Granted during the Year	Fair Value as of Vest Date of Equity Awards Granted and Vested during the Year	Increase (Decrease) from Prior Year-End to Vest Date in Fair Value of Awards That Vested During the Year	Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Total Equity Award Adjustments
2025	$2,009,373	$–	$138,178	$489,685	$2,637,236
2024	1,672,955	–	12,414	(45,554)	1,639,815
2023	1,916,131	–	44,065	452,954	2,413,150
2022	1,242,989	–	(116,387)	(532,317)	594,285
2021	1,767,115	–	(83,871)	726,151	2,409,395
(iii)The amounts included in this column are the change in the present actuarial value of the executives’ accumulated benefit under the Company’s pension plan as reported in “Change in Pension and Nonqualified Deferred Compensation Earnings” column of the SCT for each applicable year.
			(iv)The total pension benefit adjustments for each applicable year include the actuarially determined service cost for services rendered during the applicable year (the “service cost”).
Compensation Actually Paid vs. Total Shareholder Return
CAP versus TSR
As shown in the chart below, the PEO’s CAP and Other NEOs’ Average CAP amounts are affected by the Company’s TSR. The PEO’s CAP in 2024 and 2025 reflects the increase in long-term equity incentives for Mr. Vena in his role as the CEO. The Other NEOs’ Average CAP has been less affected by changes in our share price with increases in 2023, 2024, and 2025 due primarily to pension benefit adjustments, the election of Ms. Whited as the Company’s President in 2023, and grants of new awards.

Compensation Actually Paid vs. Net Income
CAP versus Net Income
			The Company’s net income increased in 2021, 2022, 2024, and 2025, and decreased in 2023, while the PEO and Other NEOs’ CAP has varied significantly each year. This is due in large part to the significant emphasis the Company places on equity incentives, the value of which are affected by our TSR. In addition, the Company does not use net income to determine compensation levels or incentive plan payouts.
Compensation Actually Paid vs. Company Selected Measure
CAP versus Operating Income – Company-Selected Measure (CSM)
			Operating income and operating ratio (of which operating income is a component) are equally weighted financial measures used in our annual incentive plan, as described in our CD&A. In addition, performance stock units awarded to our NEOs are earned based one-third (1/3) on relative operating income growth (OIG). The Company’s operating income has steadily increased year-over-year, except for 2023, although its impact on the PEO’s and Other NEO’s CAP has been muted or offset by other performance measures and by the Company’s stock price performance.
Total Shareholder Return Vs Peer Group
TSR: Company versus Peer Group
The following chart compares the cumulative total shareholder return, assuming reinvestment of dividends, over the 5-year period for the Company (UNP) and the Dow Jones Transportation Index (DJ Trans).

Tabular List, Table			Operating Income •Operating Ratio •Return on Invested Capital
Total Shareholder Return Amount			$ 124	120	126	104	123
Peer Group Total Shareholder Return Amount			149	134	132	110	133
Net Income (Loss)			$ 7,138,000,000	$ 6,747,000,000	$ 6,379,000,000	$ 6,998,000,000	$ 6,523,000,000
Company Selected Measure Amount			9,846,000,000	9,713,000,000	9,082,000,000	9,917,000,000	9,338,000,000
PEO Name	Mr. Vena	Mr. Fritz	Mr. Vena	Mr. Vena		Mr. Fritz	Mr. Fritz
Equity Awards Adjustments, Footnote	The equity award adjustments for each applicable year reflect the year-over-year change in the fair value of equity awards as itemized in the tables below.
PEO V. James Vena Equity Award Adjustments Reconciliation:

Year	Fair Value as of Year-End of Equity Awards Granted during the Year	Fair Value as of Vest Date of Equity Awards Granted and Vested during the Year	Increase (Decrease) from Prior Year-End to Vest Date in Fair Value of Awards That Vested During the Year	Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Total Equity Award Adjustments
2025	$10,960,094	$–	$172,348	$375,207	$11,507,649
2024	7,137,531	–	–	–	7,137,531
2023	–	–	–	–	–
PEO Lance M. Fritz Equity Award Adjustments Reconciliation:

Year	Fair Value as of Year-End of Equity Awards Granted during the Year	Fair Value as of Vest Date of Equity Awards Granted and Vested during the Year	Increase (Decrease) from Prior Year-End to Vest Date in Fair Value of Awards That Vested During the Year	Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Awards Forfeited During the Year	Total Equity Award Adjustments
2023	$11,353,821	$–	$350,903	$3,250,480	$(4,392,492)	$10,562,712
2022	8,228,329	–	(1,183,911)	(4,539,871)	–	2,504,547
2021	12,578,359	–	(1,151,373)	7,083,412	–	18,510,398
Average Non-PEO NEOs Equity Award Adjustments Reconciliation:

Year	Fair Value as of Year-End of Equity Awards Granted during the Year	Fair Value as of Vest Date of Equity Awards Granted and Vested during the Year	Increase (Decrease) from Prior Year-End to Vest Date in Fair Value of Awards That Vested During the Year	Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Total Equity Award Adjustments
2025	$2,009,373	$–	$138,178	$489,685	$2,637,236
2024	1,672,955	–	12,414	(45,554)	1,639,815
2023	1,916,131	–	44,065	452,954	2,413,150
2022	1,242,989	–	(116,387)	(532,317)	594,285
2021	1,767,115	–	(83,871)	726,151	2,409,395

Measure:: 1
Pay vs Performance Disclosure
Name			Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name			Operating Ratio
Measure:: 3
Pay vs Performance Disclosure
Name			Return on Invested Capital
V James Vena [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 20,296,362	$ 17,644,763	$ 2,017,348
PEO Actually Paid Compensation Amount			16,803,878	12,782,098	2,017,348
Lance M Fritz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					15,552,576	$ 14,326,072	$ 14,523,819
PEO Actually Paid Compensation Amount					13,105,795	5,546,491	23,246,960
PEO | V James Vena [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | V James Vena [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | V James Vena [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,000,133)	(12,000,196)	0
PEO | V James Vena [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,507,649	7,137,531	0
PEO | V James Vena [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,960,094	7,137,531	0
PEO | V James Vena [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			375,207	0	0
PEO | V James Vena [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | V James Vena [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			172,348	0	0
PEO | Lance M Fritz [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,500,939)	0	(47,311)
PEO | Lance M Fritz [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					491,720	716,035	760,220
PEO | Lance M Fritz [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(12,000,274)	(12,000,163)	(10,500,166)
PEO | Lance M Fritz [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					10,562,712	2,504,547	18,510,398
PEO | Lance M Fritz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					11,353,821	8,228,329	12,578,359
PEO | Lance M Fritz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,250,480	(4,539,871)	7,083,412
PEO | Lance M Fritz [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO | Lance M Fritz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					350,903	(1,183,911)	(1,151,373)
PEO | Lance M Fritz [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(4,392,492)	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(967,833)	(7,237)	(682,484)	0	(367,668)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			698,024	165,710	335,628	1,060,772	571,401
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,750,056)	(2,812,707)	(2,025,201)	(1,812,770)	(1,475,163)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,637,236	1,639,815	2,413,150	594,285	2,409,395
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,009,373	1,672,955	1,916,131	1,242,989	1,767,115
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			489,685	(45,554)	452,954	(532,317)	726,151
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 138,178	$ 12,414	$ 44,065	$ (116,387)	$ (83,871)